Capital Assets (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Capital Assets

			Production	Furniture and
	Land and	Leasehold	and laboratory	computer
	Buildings	improvements	equipment	equipment	Total
Cost
Balance at January 1, 2021	$4,567	$7,349	$29,904	$3,365	$45,185
Additions	—	—	60	4	64
Disposals	—	(399)	(1,420)	(301)	(2,120)
Sold - discontinued operations (note 3)	—	(1,921)	(973)	(212)	(3,106)
Effect of foreign exchange differences	—	(107)	(45)	(9)	(161)
Reclassified to assets held for sale (note 3)	—	(4,403)	(20,552)	(1,875)	(26,830)
Balance at June 30, 2021	$4,567	$519	$6,974	$972	$13,032

Accumulated depreciation
Balance at January 1, 2021	$804	$2,901	$20,208	$2,481	$26,394
Depreciation expense	96	242	586	197	1,121
Disposals	—	(400)	(1,236)	(303)	(1,939)
Sold - discontinued operations (note 3)	—	(273)	(335)	(122)	(730)
Effect of foreign exchange differences	—	(12)	(8)	(5)	(25)
Reclassified to assets held for sale (note 3)	—	(2,121)	(13,923)	(1,483)	(17,527)
Balance at June 30, 2021	$900	$337	$5,292	$765	$7,294

Carrying amounts
At June 30, 2021	$3,667	$182	$1,682	$207	$5,738
At December 31, 2020	3,763	4,448	9,696	884	18,791